1. Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of major subsidiaries and consolidated VIE

The major subsidiaries and consolidated VIEs of the Company as of December 31, 2017 are summarized as below:

Major Subsidiaries	Abbreviation	Location
Xinwei Solar Engineering and Construction (Suzhou) Co., Ltd.	Xinwei Suzhou	China
Xinyu Xinwei New Energy Co., Ltd.	Xinyu Xinwei	China
Gonghe County Xinte Photovoltaic Co., Ltd.	Xinte	China
SPI Renewables Energy (Luxembourg) Private Limited Company S.a.r.l. (formerly known as CECEP Solar Energy (Luxembourg) Private Limited Company (S.a.r.l.)) and Italsolar S.r.l.	CECEP	Luxembourg, Italy
Solar Juice Pty Ltd.	Solar Juice	Australia
Solarbao E-commerce (HK) Limited	Solarbao E-commerce	Hong Kong
Jiangsu Solarbao Leasing Co., Ltd.	Jiangsu Solarbao	China
Yanhua Network Technology (Shanghai) Co., Ltd.	Yanhua Network	China
SPI Solar Japan G.K.	SPI Japan	Japan
Solar Power Inc UK Service Limited	SPI UK	United Kingdom

VIEs	Abbreviation	Location
Shanghai Meijv Network Technology Co., Ltd.	Meijv	China
Lv Neng Tao E-Commerce (Suzhou) Co., Ltd.	Lv Neng Tao	China

Schedule of consolidated financial statements of the VIE

The following assets and liabilities information of the VIEs and their operating results and cash flows have been included in the accompanying consolidated financial statements as of and for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
ASSETS
Cash and cash equivalents	$–	$1,661
Restricted cash	134	–
Inventories, net	–	4
Prepaid expenses and other current assets	16	2,192
Other receivable, noncurrent	231	636
Property, plant and equipment, net	9	25
Total assets	$390	$4,518

LIABILITIES
Accounts payable	$6	$78
Accrued liabilities	573	1,222
Other current liabilities due to intra-group entities*	15,421	9,411
Other current liabilities	15	6,090
Total liabilities	$16,015	$16,801

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net sales	$–	4	2,503
Net sales from intra-group entities	583		1,226
Net loss	(4,964)		(12,209)

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net cash (used in)/provided by operating activities	$(1,661)	$1,997
Net cash used in investing activities	–	(336)
Net cash provided by financing activities	–	–

*     Other current liabilities due to intra-group entities represent the amounts due to the Company’s subsidiaries, which have been eliminated upon consolidation.